Sweater Cashmere Fund

schedule of investments

6/30/2022 (unaudited)

Fair Value
Simple Agreements for Future Equity - 21.5%
Consumer Packaged Goods - 10.%
Drupely, Inc.[1,2,3]	$200,000
FEAT Socks, Inc.[1,2,3]	250,000
Parallel Health, Inc.[1,2,3]	250,000
Total Consumer Packaged Goods (Cost $700,000)	700,000

End of Life Technology - 7.2%
After Services, Inc. - Tranche 1[1,2,3]	250,000
After Services, Inc. - Tranche 2[1,2,3]	250,000
Total End of Life Technology (Cost $500,000)	500,000

Financial Technology - 4.3%
EarlyBird Central, Inc.[1,2,3]	200,000
Nada Holdings, Inc.[1,2,3]	100,000
Total Financial Technology (Cost $300,000)	300,000
Total Simple Agreements for Future Equity (Cost $1,500,000)	1,500,000

Short-Term Investments - 77.6%
Goldman Sachs Financial Square Government Fund - Institutional Class, 1.35%, shares 5,408,218[4]	5,408,218
Total Short-Term Investments (Cost $5,408,218)	5,408,218

Total Investments (Cost $6,908,218) - 99.1%	6,908,218
Other assets in excess of liabilities - 0.9%	59,748
Net Assets - 100%	$6,967,966

[1]	Restricted security. The total value of these securities is $1,500,000, which represents 21.5% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Non-income producing.
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $1,500,000, which represents 21.5% of Fund net assets.
[4]	Rate disclosed represents the seven day yield as of the Fund's period end.

Sweater Cashmere Fund

Notes to the schedule of investments

June 30, 2022 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2022 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
After Services, Inc. - Tranche 1	June 6, 2022	$250,000	$250,000	3.6%
After Services, Inc. - Tranche 2	June 6, 2022	250,000	250,000	3.6%
Drupely, Inc.	June 17, 2022	200,000	200,000	2.9%
EarlyBird Central, Inc.	June 3, 2022	200,000	200,000	2.9%
FEAT Socks, Inc.	June 15, 2022	250,000	250,000	3.6%
Nada Holdings, Inc.	June 17, 2022	100,000	100,000	1.3%
Parallel Health, Inc.	June 28, 2022	250,000	250,000	3.6%
		$1,500,000	$1,500,000	21.5%